DEBT FINANCING ARRANGEMENTS (Details Narrative) - USD ($)										1 Months Ended					3 Months Ended		12 Months Ended
	Feb. 12, 2024	Nov. 08, 2023	Feb. 09, 2023	Feb. 08, 2023	Jun. 13, 2022	Apr. 02, 2022	Oct. 13, 2021	Oct. 06, 2021	May 06, 2020	Mar. 25, 2024	Oct. 31, 2023	Apr. 30, 2022	Apr. 27, 2022	Jan. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2022
Line of Credit balance															$ 40,000		$ 40,000
Convertible note payable															508,553		508,553
Interest expense															957,729		$ 253,318	$ 704,411
Stock options																	8,000
Payment done by raise fund															$ 550,000		$ 550,000
Convertible promissory notes per shares																						$ 0.25
Repayments of debt												$ 21,200							$ 19,400
Adjustable interest rate description			bearing interest at 6.0% per annum (12% default rate)												Line of Credit which bears interest at adjustable rates, 1 month LIBOR plus 2%, 7.44%
Trading days and interest rate description															due in 180 days which bears interest at 6.0% per annum and is convertible to shares of the Company’s common stock at 85% of the volume weighted average price for the preceding 5 market trading days		due in 180 days which bears interest at 6.0% per annum and is convertible to shares of the Company’s common stock at 85% of the volume weighted average price for the preceding 5 market trading days
Promissory note included as part of consideration																						$ 4,000,000
Proceeds from interest on debt																						2,000,000
Promissory note									$ 1,000,000													$ 67,000
Research and development Expenses																	$ 0	1,750,000
Promissory note non-interest bearing									$ 1,000,000
Convertible promissory note															$ 500,000						$ 10,000
Convertible into common stock per share																					$ 1.00
Convertible promissory notes related party																	67,000			$ 537,200	$ 136,400
Cash due to prior owners of the technology acquired																							$ 350,000
Convertible Promissory Note															3,324,590		$ 3,368,260	$ 3,054,869
Debt instrument converted amount, principal															158,803	$ 804,088
Outstanding principal and interest																								$ 685,682
Conversion price description					convertible into shares of the Company’s common stock only under default, as defined. 10 payments of $22,485 beginning on July 30, 2022 are to be made each month totaling $224,851. At any time following default, as defined, conversion rights exist at a discount rate of 25% of the lowest trading price for the Company’s common stock during the previous 10 trading days prior to conversion. 194,676,363 common shares of the Company have been reserved with the transfer agent for possible conversion under a default. During the years ended December 31, 2023 and 2022, 1800 Diagonal exercised its right to convert $146,903 and $90,000 of principal, interest into 127,426,443 and 63,560,606, respectively, of common shares leaving a balance of $0 in principal and accrued interest as of December 31, 2022						Dated October 31, 2023, but consummated on November 8, 2023, TPT Global Tech, Inc. and 1800 Diagonal Lending LLC entered into a 9% Convertible Promissory Note totaling $83,750 (the “1800 Diagonal Note #3”). The 1800 Diagonal Note #3 bears interest at 9%, 22% upon default, is due August 15, 2024 and is convertible, with any outstanding accrued interest or fees, into restricted shares of Common Stock of the Company at a discount of 39% of the market. There are no warrants or options attached to this Note. The Company has initially reserved 600,000,000 shares of Common Stock for conversion pursuant to the Note			There is an optional conversion in the event a Nasdaq Listing prior to nine months from funding for which the Holder’s principal and interest balances will be converted at a price equal to 25% discount to the opening price on the first day the Company trades on Nasdaq. There is also a voluntary conversion of all principal and accrued interest at the discretion of the Holder at $0.0075. The Holder was given registration rights. The Blue Lake Note may be prepaid in whole or in part of the outstanding balances at 100% prior to maturity unless the Holder chose to convert their balances into common stock which they have three days to do so. 73,372,499 common shares of the Company have been reserved with the transfer agent for possible conversion and exercise of warrants. Warrants, expiring five years from issuance, were issued to exercise up to 9,058,333 warrants to purchase 9,058,333 common shares at $0.015, provided, however, that if the Company consummates an Uplist Offering on or before July 6, 2022 then the exercise price shall equal 110% of the offering price at which the Uplist Offering is made. The Company and the holder executed the securities purchase agreement in accordance with and in reliance upon the exemption from securities registration for offers and sales to accredited investors afforded, inter alia, by Rule 506 under Regulation D as promulgated by the SEC under the 1933 Act, and/or Section 4(a)(2) of the 1933 Act			There is a mandatory conversion in the event a Nasdaq Listing prior to nine months from funding for which the Holder’s principal and interest balances will be converted at a price equal to 25% discount to the opening price on the first day the Company trades on Nasdaq. There is also a voluntary conversion of all principal and accrued interest at the discretion of the Holder at the lower of (1) 75% of the two lowest trade prices during the fifteen consecutive trading day period ending on the trading day immediately prior to the applicable conversion date or (2) discount to market based on subsequent financings with other investors. Subsequent debt issuances have lowered this price to $0.0075 per share. The Holder was given registration rights. The Cavalry Fund I Note may be prepaid in whole or in part of the outstanding balances at 115% prior to maturity. 168,750,000 common shares of the Company have been reserved with the transfer agent for possible conversion and exercise of warrants. Warrants to purchase 41,250,000 shares of common stock at 110% of the opening price on the first day the Company trades on the Nasdaq exchange were issued to the Holder. Through December 31, 2023, the Company exercised its right to convert $192,230 of principal and penalties into 168,750,000 shares of common stock leaving a principal
Outstanding Shares of principal and interest																								$ 137,136
Debt instrument converted amount shares issued																466,848,487	1,140,904,043	333,871,496
Proceeds from convertible notes, loans and advances															130,000	$ 362,344	$ 433,500	$ 1,256,187
Preferred stock share exchanged																		384,500
Net of expenses																	416,000	$ 7,283,276
Mr. Advance Agreement
Effective interest rate						36.00%
Net of discounts																	214,484
Balance to be purchased and sold						$ 411,000
Received, net of fees						270,715
Payment per week						$ 8,935
Duration of weekly payment						46
Net of discount															$ 244,670
CLOUDFUND Agreement
Effective interest rate						36.00%
Net of discounts																	244,670
Balance to be purchased and sold						$ 411,000
Received, net of fees						272,954
Payment per week						$ 8,935
Duration of weekly payment						46
Fox Capital Agreement [Member]
Effective interest rate													36.00%
Net of discounts																	$ 78,313
Balance to be purchased and sold													$ 138,000
Received, net of fees													90,000
Payment per week													$ 4,313
Duration of weekly payment													32
Copperhead Digital Shareholders [Member]
Line of Credit bears variable interest rate															2.00%		2.00%
LIBOR rate															7.44%		4.40%
Common stock reserved to pay off line of credit															1,000,000		1,000,000
Balance line of credit															$ 2,597,790		$ 2,597,790
Shareholders loanedto company															445,600		445,600
Stock options value															85,120		85,120
Proceeds from convertible notes, loans and advances																				$ 136,400	537,200
Principal balance												300,461
Mr. and Mrs. Caudle
Payment done by raise fund															1,000,000		1,000,000
Total Services Revenues
Note payable															$ 350,000		$ 350,000
Purchase of Series A Preferred shares															500,000		500,000
Convertible promissory note																	$ 500,000				$ 10,000
Interest rate															10.00%		10.00%
Purchase price															$ 350,000		$ 350,000
Registration of common shares															7,500,000		7,500,000
Net sales proceeds															$ 185,000		$ 185,000
Series E Preferred Stock
Effective interest rate															75.00%		75.00%
Note payable															$ 500,000		$ 500,000
Represents part of note payable															115,500		115,500
Accrued interest																	137,595	$ 49,985
Preferred stock share exchanged																		104,961
Series C Preferred Stock
Convertible note payable															553,100		553,100
Notes repaid												$ 106,000
Series B Preferred Stock | Copperhead Digital Shareholders [Member]
Preferred stock share exchanged												60,092
Two related parties [Member]
Adjustable interest rate description																						bear 6% annual interest (12% default interest rate)
Convertible Promissory Note																						$ 62,000
Media Live One Platform [Member]
Promissory note																	1,000,000
VuMe technology [Member]
Promissory note															4,000,000		4,000,000
Research and development Expenses															1,750,000		1,750,000
Deposit																			$ 200,000
Former officer [Member]
Convertible Promissory Note																						$ 5,000
FirstFire Global Opportunities Fund, LLC [Member]
Convertible Promissory Note								$ 1,087,000
Convertible amount															748,160
Principal amount					$ 57,195
Common stock shares					509,055,556
Original issue discount								8.00%
Description of discount opening preces								the Holder’s principal and interest balances will be converted at a price equal to 25% discount to the opening price on the first day the Company trades on Nasdaq. There is also a voluntary conversion of all principal and accrued interest at the discretion of the Holder at the lower of (1) 75% of the two lowest trade prices during the fifteen consecutive trading day period ending on the trading day immediately prior to the applicable conversion date or (2) discount to market based on subsequent financings with other investors. Subsequent debt issuances have lowered this price to $0.025 per share, adjusted to $.0075 subsequent to December 31, 2021. The Holder was given registration rights. The FirstFire Note may be prepaid in whole or in part of the outstanding balances at 115% prior to maturity. 225,000,000 common shares of the Company have been reserved with the transfer agent for possible conversion and exercise of warrants. Warrants to purchase 55,000,000 shares of common stock at 110% of the opening price on the first day the Company trades on the Nasdaq exchange were issued to the Holder
Interest rate								10.00%
Default rate								24.00%
Cavalry Fund I, LP [Member]
Convertible Promissory Note							$ 271,250
Convertible amount															192,230		660,660
Accrued interest							414,419								464,029		664,028
Principal amount							$ 826,833								$ 826,833		$ 698,090
Common stock shares							168,750,000								168,750,000		462,000,000
Original issue discount							8.00%
Interest rate							10.00%
Default rate							24.00%
Conversion description							There is a mandatory conversion in the event a Nasdaq Listing prior to nine months from funding for which the Holder’s principal and interest balances will be converted at a price equal to 25% discount to the opening price on the first day the Company trades on Nasdaq. There is also a voluntary conversion of all principal and accrued interest at the discretion of the Holder at the lower of (1) 75% of the two lowest trade prices during the fifteen consecutive trading day period ending on the trading day immediately prior to the applicable conversion date or (2) discount to market based on subsequent financings with other investors. Subsequent debt issuances have lowered this price to $0.025 per share, adjusted to $.0075 subsequent to December 31, 2021. The Holder was given registration rights. The Cavalry Investment Note may be prepaid in whole or in part of the outstanding balances at 115% prior to maturity. 56,250,000 common shares of the Company have been reserved with the transfer agent for possible conversion and exercise of warrants. Warrants to purchase 13,750,000 shares of common stock at 110% of the opening price on the first day the Company trades on the Nasdaq exchange were issued to the Holder
Cavalry Investment Fund LP [Member]
Convertible Promissory Note							$ 815,250
Convertible amount															$ 67,000		$ 192,230
Accrued interest							$ 300,675								709,496		272,688
Principal amount															$ 272,688
Common stock shares							40,090,000								587,000,000
Original issue discount							8.00%
Interest rate							10.00%
Default rate							24.00%
Conversion description							There is a mandatory conversion in the event a Nasdaq Listing prior to nine months from funding for which the Holder’s principal and interest balances will be converted at a price equal to 25% discount to the opening price on the first day the Company trades on Nasdaq. There is also a voluntary conversion of all principal and accrued interest at the discretion of the Holder at the lower of (1) 75% of the two lowest trade prices during the fifteen consecutive trading day period ending on the trading day immediately prior to the applicable conversion date or (2) discount to market based on subsequent financings with other investors. Subsequent debt issuances have lowered this price to $0.025 per share, adjusted to $.0075 subsequent to December 31, 2021. The Holder was given registration rights. The Cavalry Investment Note may be prepaid in whole or in part of the outstanding balances at 115% prior to maturity. 56,250,000 common shares of the Company have been reserved with the transfer agent for possible conversion and exercise of warrants. Warrants to purchase 13,750,000 shares of common stock at 110% of the opening price on the first day the Company trades on the Nasdaq exchange were issued to the Holder.
Talos Victory Fund, LLC [Member]
Convertible Promissory Note														$ 271,750
Original issue discount														8.00%
Interest rate														10.00%
Default rate														16.00%
Conversion description														There is an optional conversion in the event a Nasdaq Listing prior to nine months from funding for which the Holder’s principal and interest balances will be converted at a price equal to 25% discount to the opening price on the first day the Company trades on Nasdaq. There is also a voluntary conversion of all principal and accrued interest at the discretion of the Holder at $0.0075. The Holder was given registration rights. The Talos Note may be prepaid in whole or in part of the outstanding balances at 100% prior to maturity unless the Holder chose to convert their balances into common stock which they have three days to do so. 73,372,499 common shares of the Company have been reserved with the transfer agent for possible conversion and exercise of warrants. Warrants, expiring five years from issuance, were issued to exercise up to 9,058,333 warrants to purchase 9,058,333 common shares at $0.015, provided, however, that if the Company consummates an Uplist Offering on or before July 6, 2022 then the exercise price shall be 110% of the offering price at which the Uplist Offering is made
Diagonal Lending LLC
Convertible Promissory Note			$ 330,000	$ 81,675	$ 200,760
Original issue discount			9.00%	9.00%	12.00%
Original issue discount amount			$ 30,000	$ 7,425
Interest rate			20.00%	22.00%	22.00%
Conversion description			Total of $330,000 plus accrued interest is due February 8, 2024. A penalty on the principal balance has been accrued of $165,000 because of defaults of covenants on other financing arrangements. Conversion rights exist that at any time after issuance, the FirstFire Note #2 can be exchanged for shares of common stock at $.0012 per share. 350,000,000 common shares of the Company’s common stock have been reserved with the transfer agent for possible conversion. Through December 31, 2023, First Fire has not exercised its right to convert any balances into common shares leaving a balance of $495,000 in principal and $103,950 in accrued interest as of December 31, 2023	Total of $81,675 plus and accrued interest is due February 8, 2024. A penalty on the principal balance has been accrued of $40,838 because of defaults of covenants on other financing arrangements. At any time following default, as defined, conversion rights exist at a discount rate of 25% of the lowest trading price for the Company’s common stock during the previous 10 trading days prior to conversion. 150,000,000 common shares of the Company have been reserved with the transfer agent for possible conversion under a default	10 payments of $22,485 beginning on July 30, 2022 are to be made each month totaling $224,851. At any time following default, as defined, conversion rights exist at a discount rate of 25% of the lowest trading price for the Company’s common stock during the previous 10 trading days prior to conversion. 194,676,363 common shares of the Company had been reserved with the transfer agent for possible conversion under a default. Through March 31, 2024, 1800 Diagonal exercised its right to convert $236,904 of principal and interest into 190,987,049 of common shares leaving a balance of $0 in principal and accrued interest as of March 31, 2024
Interest description			$33,000 of interest is considered earned at the issue date.
Blue Lake Partners, LLC [Member]
Convertible amount														$ 360,447	$ 8,165		8,165
Accrued interest					$ 6,941										0		0
Principal amount															$ 360,447		$ 360,447
Common stock shares														48,059,600	48,059,600		48,059,600
November 8 2023 [Member] | TPT Global Tech Inc [Member]
Convertible Promissory Note		$ 83,750
Accrued interest															$ 3,183
Principal amount															83,750
Conversion description		is due August 15, 2024 and is convertible, with any outstanding accrued interest or fees, into restricted shares of Common Stock of the Company at a discount of 39% of the market. There are no warrants or options attached to this Note
Conversion of Common Stock shares		600,000,000
Interest rate minimum		9.00%
Interest rate maximum		22.00%
February 12 2024 [Member] | TPT Global Tech Inc [Member]
Convertible Promissory Note	$ 92,000
Accrued interest															1,227
Principal amount															80,551
Conversion description	Required payments shall be 9 monthly payments of $11,449 starting March 15, 2024 with a total payback of $103,040. The Holder may convert the outstanding unpaid principal amount into restricted shares of Common Stock of the Company at a discount of 35% of the Market Price, as indicated or upon default. There are no warrants or options attached to this Note. The Company has initially reserved 750,000,000 shares of Common Stock for conversion pursuant to the 1800 Diagonal Note #4. As a condition of funding this 1800 Diagonal Note #4
Interest rate	22.00%
One time earned interest charge	12.00%
Cash received	$ 11,040
Net of expenses	75,000
Net of discount	$ 12,000
Conversion of Common Stock shares	750,000,000
March 25 2024 [Member] | TPT Global Tech Inc [Member]
Convertible Promissory Note										$ 66,000
Accrued interest															1,393
Principal amount															$ 66,000
Conversion description										Required payments shall be $47,124 on September 30, 2024 and $10,472 on each of October 30 2024, November 30, 2024 and December 30, 2024 with a total payback of $78,540. The Holder may convert the outstanding unpaid principal amount into restricted shares of Common Stock of the Company at a discount of 39% of the Market Price, as indicated or upon default. There are no warrants or options attached to this Note
Interest rate										22.00%
One time earned interest charge										19.00%
Cash received										$ 12,540
Net of expenses										50,000
Net of discount										$ 11,000
Conversion of Common Stock shares										1,400,000,000
May 28, 2019 [Member]
Adjustable interest rate description															bore interest at Prime plus 6%, 14.5%
Bank loan															$ 360,000		$ 360,000
Monthly payment of principal and interest															40,000		$ 40,000
Accrued interest and penalties															397,000
June 4, 2019 [Member] | Odyssey Capital Funding, LLC [Member]
Adjustable interest rate description																	interest at the rate of 12% (24% default)
Convertible Promissory Note															$ 525,000		$ 525,000
Debt instrument converted amount, interest																	4,116
Debt instrument converted amount, principal																	$ 49,150
Conversion price description																	conversion price was 55% multiplied by the average of the two lowest trading prices for the common stock during the previous 20 trading days prior to the applicable conversion date
Convertible Promissory Note repayment description																	The Odyssey Convertible Promissory Note could be prepaid in full at 125% to 145% up to 180 days from origination
Debt instrument converted amount shares issued																	52,961,921
June 8, 2020 [Member] | Odyssey Capital Funding, LLC [Member]
Interest rate description																	bearing simple interest on the unpaid balance of 0% for the first three months and then 10% per annum thereafter
Debt instrument converted amount, interest																	$ 135,000
Debt instrument converted amount, principal																	$ 475,850
June 11, 2019 [Member] | EMA [Member]
Interest rate description															interest at the rate of 12% (principal amount increases 200% and interest rate increases to 24% under default)		interest at the rate of 12% (principal amount increases 200% and interest rate increases to 24% under default)
Convertible Promissory Note															$ 250,000		$ 250,000
Debt instrument converted amount, principal															$ 35,366		$ 35,366
Conversion price description															The conversion price is 55% multiplied by the lowest traded price for the common stock during the previous 25 trading days prior to the applicable conversion date		The conversion price is 55% multiplied by the lowest traded price for the common stock during the previous 25 trading days prior to the applicable conversion date
Convertible Promissory Note repayment description															The EMA Convertible Promissory Note may be prepaid in full at 135% to 150% up to 180 days from origination		The EMA Convertible Promissory Note may be prepaid in full at 135% to 150% up to 180 days from origination
Debt instrument converted amount shares issued															147,700,000		147,700,000
Warrants issued															1,000,000		1,000,000
Accrued interest															$ 527,216		$ 523,360	$ 479,781